SUPPLEMENT TO THE
FIDELITY INSTITUTIONAL MONEY MARKET FUNDS'
MAY 29, 1998
STATEMENT OF ADDITIONAL INFORMATION

THE FOLLOWING REPLACES SIMILAR INFORMATION FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION OF TREASURY PORTFOLIO ON PAGE 4:

(vi) The fund does not currently intend to make loans, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

THE FOLLOWING REPLACES SIMILAR INFORMATION FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION OF GOVERNMENT PORTFOLIO ON PAGE 5:

(vi) The fund does not currently intend to make loans, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

THE FOLLOWING REPLACES SIMILAR INFORMATION IN FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 10:

FEDERALLY TAXABLE SECURITIES. Under normal conditions, a municipal fund does not intend to invest in securities whose interest is federally taxable. However, from time to time on a temporary basis, a municipal fund may invest a portion of its assets in fixed-income securities whose interest is subject to federal income tax.

Should a municipal fund invest in federally taxable securities, it would purchase securities that, in FMR's judgment, are of high quality. These securities would include those issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements for those securities.

A municipal money market fund will purchase taxable securities only if they meet its quality requirements.

Proposals to restrict or eliminate the federal income tax exemption for interest on municipal securities are introduced before Congress from time to time. Proposals also may be introduced before state legislatures that would affect the state tax treatment of a municipal fund's distributions. If such proposals were enacted, the availability of municipal securities and the value of a municipal fund's holdings would be affected and the Trustees would reevaluate the fund's investment objectives and policies.

THE FOLLOWING INFORMATION SUPPLEMENTS THE SIMILAR INFORMATION FOR
TREASURY ONLY PORTFOLIO FOUND IN THE "YIELD CALCULATIONS" DISCUSSION BEGINNING ON PAGE 15:

Treasury Only's tax-equivalent yield is the rate an investor would have to earn from a fully taxable investment to equal the fund's tax free yield. For Treasury Only, earning interest free from state (and sometimes local) taxes in most states, tax-equivalent yields may be calculated by dividing the fund's yield by the result of one minus a specified tax rate.

THE FOLLOWING SENTENCE HAS BEEN REMOVED FROM THE "PERFORMANCE" SECTION
ON PAGE 17:

Note that the fund may invest in securities whose income is subject to the federal alternative minimum tax.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOR TAX-EXEMPT PORTFOLIO FOUND IN THE TABLE ON PAGE 19:

            Class I                               Class II                            Class III

Fund        Seven-Day Yield Tax-Equivalent Yield Seven-Day Yield Tax-Equivalent Yield Seven-Day Yield Tax-Equivalent Yield

Tax-Exempt  3.49%            5.45%               3.19%            4.98%               3.10%            4.84%


THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 36:

*EDWARD C. JOHNSON 3d (67), Trustee and President, is Chairman, Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Investments Money Management, Inc. (1998), Fidelity Management & Research (U.K.) Inc., and Fidelity Management &
Research (Far East) Inc.    Abigail Johnson, member of the Advisory
Board of Colchester Street Trust, is Mr. Johnson's daughter.

   THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 36:

   ABIGAIL P. JOHNSON (37), Member of the Advisory Board of Colchester Street Trust (1999), is Vice President of certain Equity Funds (1997), and is a Director of FMR Corp. (1994). Before assuming her current responsibilities, Ms. Johnson managed a number of Fidelity funds. Edward C. Johnson 3d, Trustee and President of the Funds, is Ms. Johnson's father.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 36:

RICHARD A. SILVER (51), Treasurer (1997), is Treasurer of the Fidelity funds and is an employee of FMR (1997). Before joining FMR, Mr. Silver served as Executive Vice President, Fund Accounting & Administration at First Data Investor Services Group, Inc. (1996-1997). Prior to 1996, Mr. Silver was Senior Vice President and Chief Financial Officer at The Colonial Group, Inc. Mr. Silver also served as Chairman of the Accounting/Treasurer's Committee of the Investment Company Institute (1987-1993).

   THE FOLLOWING INFORMATION REPLACES THE COMPENSATION TABLE FOUND IN THE "TRUSTEES AND OFFICERS" SECTION ON PAGE 39:
   The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of each fund for his or her services for the fiscal year ended March 31, 1998, or calendar year ended December 31, 1997, as applicable.


COMPENSATION TABLE

AGGREGATE COMPENSATION FROM A  Edward C. Johnson 3d**  Abigail  P. Johnson**  J.  Gary Burkhead**  Ralph F.  Cox
FUND

Treasury OnlyB                 $ 0                     $ 0                    $ 0                  $ 483

TreasuryB                       0                       0                      0                    3,415

GovernmentB                     0                       0                      0                    1,658

DomesticB                       0                       0                      0                    488

Rated Money MarketB             0                       0                      0                    156

Money MarketB,C,D               0                       0                      0                    4,030

Tax-ExemptB                     0                       0                      0                    911

TOTAL COMPENSATION FROM THE    $ 0                     $ 0                    $ 0                  $ 214,500
FUND COMPLEX*,A




AGGREGATE COMPENSATION FROM A  Phyllis Burke Davis  Robert M. Gates***  E. Bradley Jones  Donald J. Kirk  Peter S. Lynch**
FUND

Treasury OnlyB                 $ 483                $ 496               $ 483             $ 483           $ 0

TreasuryB                       3,415                3,505               3,415             3,415           0

GovernmentB                     1,658                1,699               1,658             1,658           0

DomesticB                       488                  500                 488               488             0

Rated Money MarketB             156                  159                 156               156             0

Money MarketB,C,D               4,030                4,130               4,030             4,030           0

Tax-ExemptB                     911                  289                 911               911             0

TOTAL COMPENSATION FROM THE    $ 210,000            $ 176,000           $ 211,500         $ 211,500       $ 0
FUND COMPLEX*,A



AGGREGATE COMPENSATION FROM A  William  C.  McCoy ****  Gerald C. McDonough  Marvin L.  Mann  Robert C. Pozen**
FUND

Treasury OnlyB                 $ 496                    $ 603                $ 477            $ 0

TreasuryB                       3,505                    4,264                3,369            0

GovernmentB                     1,699                    2,067                1,636            0

DomesticB                       500                      609                  482              0

Rated Money MarketB             159                      194                  154              0

Money MarketB,C,D               4,130                    5,024                3,975            0

Tax-ExemptB                     289                      1,136                899              0

TOTAL COMPENSATION FROM THE    $ 214,500                $264,500             $ 214,500        $ 0
FUND COMPLEX*,A



AGGREGATE COMPENSATION FROM A  Thomas  R. Williams
FUND

Treasury OnlyB                 $ 483

TreasuryB                       3,415

GovernmentB                     1,658

DomesticB                       488

Rated Money MarketB             156

Money MarketB,C,D               4,030

Tax-ExemptB                     911

TOTAL COMPENSATION FROM THE    $214,500
FUND COMPLEX*,A


   * Information is for the calendar year ended December 31, 1997 for 230 funds in the complex.

   ** Interested Trustees of the funds, Ms. Johnson and Mr. Burkhead are compensated by FMR.

   *** Mr. Gates was elected to the Board of Trustees of Colchester Street Trust on December 17, 1997.

   **** Mr. McCoy was elected to the Board of Trustees of Colchester Street Trust on December 17, 1997.

A    Compensation figures include cash, amounts required to be
deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1997, the Trustees accrued required deferred compensation from the fund complex as follows: Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert
M. Gates, $62,500; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $53,699; Marvin L. Mann, $53,699; and Thomas R. Williams, $62,462.

   B Compensation figures include cash, and may include amounts required to be deferred and amounts deferred at the election of Trustees.

   C The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $1,901; Phyllis Burke Davis, $1,901; Robert M. Gates, $1,923; E. Bradley Jones, $1,901; Donald J. Kirk, $1,901; William O. McCoy, $1,923; Gerald C. McDonough, $2,218; Marvin L. Mann, $1,901; and Thomas R. Williams, $1,901.

   D Certain of the non-interested Trustees' aggregate compensation from a fund includes accrued voluntary deferred compensation as follows: Thomas R. Williams, $1,586, Money Market Portfolio.

   THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "DESCRIPTION OF THE TRUST" ON PAGE 48:

       AUDITOR.    PricewaterhouseCoopers LLP, One Post Office Square,
Boston, Massachusetts served as independent accountant for each fund for the most recent fiscal period. The auditor examined financial statements for the funds and provided other audit, tax, and related services.

       AUDITOR   . Effective February 18, 1999, Deloitte & Touche LLP,
125 Summer Street, Boston, Massachusetts serves as independent accountant for each fund for the next fiscal period. The auditor examines financial statements for the funds and provides other audit, tax, and related services.